                             NORTH AMERICAN FUNDS
                              286 Congress Street
                          Boston, Massachusetts 02210

                                 May 30, 2000

VIA EDGAR
---------
Petros L. Tsirigotis, Esq.
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Petros L. Tsirigotis

     Re:  North American Funds
          File Number 33-27958
          Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
          ----------------------------------------------------------------------

Dear Mr. Tsirigotis:

     On behalf of North American Funds (the "Trust"), I respectfully request that Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A, filed with the Commission via EDGAR on April 7, 2000, be declared effective at 12:00 (Eastern time) on May 31, 2000, or as soon as possible thereafter.


                                               Very truly yours,

                                               NORTH AMERICAN FUNDS


                                               /s/ John I. Fitzgerald
                                               ----------------------
                                               John I. Fitzgerald
                                               Secretary and Vice President

                             NORTH AMERICAN FUNDS
                              286 Congress Street
                          Boston, Massachusetts 02210

                                 May 30, 2000

VIA EDGAR
---------
Petros L. Tsirigotis, Esq.
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Petros L. Tsirigotis

     Re:  North American Funds
          File Number 33-27958
          Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
          ----------------------------------------------------------------------

Dear Mr. Tsirigotis:

     On behalf of North American Funds' distributor, American General Funds Distributors, Inc., I respectfully request that Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A, filed with the Commission via EDGAR on April 7, 2000, be declared effective at 12:00 (Eastern time) on May 31, 2000, or as soon as possible thereafter.


                                   Very truly yours,

                                   AMERICAN GENERAL FUNDS DISTRIBUTORS, INC.

                                   /s/Joseph T. Grause, Jr.
                                   ------------------------
                                   Joseph T. Grause, Jr.